SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of assets measured at fair value on a non-recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	¥ 38,940	¥ 358,022		$ 6,043
Property and equipment, loss	199,575	313,354	¥ 46,213
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment		93,635	124,993
Apartment rental agreements	75,883	134,452
Trademarks	76,038	86,900
Property and equipment, loss	199,575	313,354	46,213
Apartment rental agreements loss		425,341
Trademarks, loss		108,071
Fair Value, Inputs, Level 3 | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment		93,635	¥ 124,993
Apartment rental agreements	75,883	134,452
Trademarks	¥ 76,038	¥ 86,900